Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

G. Stock-Based Compensation

The Company maintains a stock-based compensation plan (the “Incentive Stock Plan”) that governs stock awards made to employees and directors prior to completion of the IPO.

In November 2014, the Board, and in April 2015, the Company’s stockholders, approved the Company’s 2014 Equity Incentive Plan (the “2014 Plan”) which became effective in April 2015 and, effective as of such time the Company determined not to make any further grants under the Incentive Stock Plan. The 2014 Plan provides for the grant of stock options, other forms of equity compensation, and performance cash awards. The maximum number of shares of common stock that may be issued under the 2014 Plan is 2,266,666. In addition, the number of shares of common stock reserved for issuance under the 2014 Plan will automatically increase on January 1 of each year, beginning on January 1, 2016 and ending on and including January 1, 2024, by 4% of the total number of shares of the Company’s capital stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares determined by the Board.

No stock options were exercised during the nine months ended September 30, 2014. During the nine months ended September 30, 2015, stock options to acquire 666 shares of common stock were exercised.

Stock-based compensation expense recorded under the Incentive Stock Plan and the 2014 Plan is included in the following line items in the accompanying statements of operations (in thousands):

	Nine Months Ended September 30,
	2014	2015
Research and development	$37	$308
General and administrative	132	1,148

	$169	$1,456

During the nine months ended September 30, 2015, the Company recognized $0.7 million of stock-based compensation expense related to performance-based awards included in general and administrative expenses and $0.1 million of stock-based compensation expense related to performance-based awards included in research and development expenses. These awards were in connection with the grant of fully vested stock options exercisable for an aggregate of 134,665 shares of common stock during the first quarter of 2015 and upon completion of the IPO during the second quarter of 2015. The Company did not recognize any stock-based compensation expense related to performance-based incentive awards during the nine months ended September 30, 2014, since the strategic initiatives set for the awards were not achieved or probable of achievement.

11. Stock-Based Compensation

The Company has a share-based compensation plan (the Incentive Stock Plan or the Plan) that is designed to allow the Company to attract and retain highly qualified employees and directors. No stock options were exercised during the years ended December 31, 2013 and 2014.

Under the Plan, the Company may grant awards of incentive stock, non-qualified stock options, and incentive stock options to employees, directors, and consultants. In July 2014, the Company’s Incentive Stock Plan was revised to increase the maximum number of shares issuable under the Plan from 666,666 to 800,000. Of this amount, 365,706 shares were available for awards as of December 31, 2014. Options may take the form of either incentive stock options or non-qualified stock options. Options granted under the Plan generally vest over one year to three years and expire in seven to 10 years from the date of grant. Stock-based compensation expense recorded under the Plan is included in the following line items in the accompanying statements of operations:

	Year Ended December 31,
	2013	2014
Research and development	$29,296	$61,467
General and administrative	104,449	152,291

	$133,745	$213,758

Stock Option Awards

The Company estimates the fair value of stock options using the Black-Scholes option-pricing model, which requires the use of subjective assumptions, including the expected term of the option, the current price of the underlying stock, the expected stock price volatility, expected dividend yield and the risk-free interest rate for the expected term of the option. The expected term represents the period of time the stock options are expected to be outstanding. Due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected term of the stock options, the Company uses the simplified method to estimate the expected term for its “plain vanilla” stock options. Under the simplified method, the expected term of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. Some options, for example those that have exercise prices in excess of the fair value of the underlying stock, are not considered “plain vanilla” stock options. For these options, the Company uses an expected term equal to the contractual term of the option. Expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected term of the stock options. The Company assumes no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company’s history of not paying dividends.

The Company recognizes compensation expense related to stock-based payment transactions upon satisfaction of the requisite service or vesting requirements. Forfeitures are estimated at the time of grant and revised based on actual forfeitures, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Using the Black-Scholes option-pricing model, the weighted-average fair value of awards granted during the years ended December 31, 2013 and 2014 was $3.00 and $4.50 per share, respectively. The assumptions used to estimate fair value are as follows:

	Year Ended December 31,
	2013	2014
Risk-free interest rate	0.52% - 2.80%	0.91% - 2.70%
Expected term (in years)	4.04 - 10.00	7.00 - 10.00
Expected volatility	58.55% - 92.00%	86.00% - 95.00%
Expected dividend yield	0%	0%

The activity under the Plan for the year ended December 31, 2014 is summarized as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding balance at January 1, 2014	296,256	$5.24	7.24	$–
Granted	112,262	$5.85
Exercised	–	–
Cancelled	(13,333)	$5.85

Outstanding balance at December 31, 2014	395,185	$5.40	7.24	$1,275,980

Exercisable at December 31, 2014	170,167	$4.80	5.71	$651,543

Vested and expected to vest at December 31, 2014	297,899	$5.25	6.47	$1,006,008

Information regarding currently outstanding and exercisable options as of December 31, 2014 is as follows:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (in years)	Number of Shares	Weighted- Average Remaining Contractual Term (in years)
$0.75	12,000	2.50	12,000	2.50
$3.00	20,667	3.54	20,667	3.54
$4.65	49,327	3.61	49,327	3.61
$5.85	313,191	8.24	88,173	7.82

	395,185	7.24	170,167	5.71

The total fair value of stock options vested during the years ended December 31, 2013 and 2014 was $173,579 and $175,697, respectively.

Unvested stock options as of December 31, 2013 and 2014 were as follows:

	Number of Unvested Shares As of December 31,
Exercise Price	2013	2014
$5.85	161,511	225,018

	161,511	225,018

As of December 31, 2014, there was $495,093 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Plan. That compensation cost is expected to be recognized over a weighted-average period of 1.56 years.

During 2012, certain executives were granted 80,000 performance-based stock options. These performance-based awards will vest if the Company achieves certain strategic initiatives, such as the achievement of certain clinical milestones or the occurrence of a liquidity event for stockholders. Compensation expense is recognized for the Company’s performance-based grants when the milestone is met or when it is probable that the milestone will be achieved, as determined on a case by case basis depending upon the milestone. The strategic initiatives set forth in these grants were not achieved or probable of achievement and, as such, the Company did not record any compensation expense for these awards for the years ended December 31, 2013 and 2014.

Additionally, during 2013, the Company promised an executive the right to receive 40,000 shares of common stock and 160,000 stock options if the Company achieves certain strategic initiatives, such as the closing of certain financing transactions or the occurrence of a change of control transaction. During the year ended December 31, 2014, the Company recognized $62,806 of stock-based compensation expense in connection with the grant of 13,333 fully vested stock options as a result of the Company entering into the Deerfield Facility Agreement.